Debt - Delayed Draw Term Loans (Q2) (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	May 31, 2024	Jun. 30, 2025	Dec. 31, 2024	May 31, 2025	Apr. 30, 2025	Dec. 02, 2024	Oct. 07, 2024	Jun. 21, 2024	Dec. 31, 2023	Jul. 31, 2023
DDTL 1.0 Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity										$ 2,300
DDTL 2.0 Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 7,600
Line of Credit | DDTL 1.0 Facility
Line of Credit Facility [Line Items]
Debt covenant, restricted cash requirement, rate		4.00%	4.00%						16.00%
Debt covenant, restricted cash requirement		$ 56	$ 56						$ 220
Restricted cash		$ 56	$ 56
Line of Credit | DDTL 2.0 Facility
Line of Credit Facility [Line Items]
Debt instrument term, optional extension	3 months	3 months
Debt instrument, term		5 years	5 years
Debt covenant, restricted cash requirement, rate		1.00%	2.00%
Debt covenant, restricted cash requirement		$ 50	$ 77
Restricted cash, current					$ 500
Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			650	$ 1,500		$ 650	$ 650	$ 100
Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 175	$ 350